Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of Units
Outstanding, beginning of period (in shares)	524,322	478,643
Granted (in shares)	137,151	169,835
Vested and exercised (in shares)	(68,071)	(83,862)
Forfeited/expired (in shares)	(117,296)	(38,406)
Outstanding, end of period (in shares)	476,106	526,210
Units outstanding and exercisable, end of period (in shares)	491	15,052
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.75	$ 15.68
Granted (in Canadian dollars per share)	3.99	8.56
Vested and exercised (in Canadian dollars per share)	17.48	17.93
Forfeited/expired (in Canadian dollars per share)	11.36	26.07
Outstanding, end of period (in Canadian dollars per share)	8.78	12.23
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 11.41